Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from investing activities of continuing operations:
Proceeds from sale of equity investments without readily determinable fair values	$ 0	$ 0	$ 4,585
Proceeds from repayment of the note issued by OPI	31,529	9,564	0
Cash flows from financing activities of continuing operations:
Proceeds from exercise of share options	1	8	526
Cash distribution to shareholders related to acquisition of OPI	0	0	(168,983)
Repayment of borrowings	(4,751)	(31,000)	(11,500)
Effect of exchange rate changes	(330)	466	(1,688)
Reportable Legal Entities [Member] | Parent Company [Member]
STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(30,170)	13,850	16,026
Cash flows from investing activities of continuing operations:
Proceeds from sale of equity investments without readily determinable fair values	0	0	4,585
Proceeds from repayment of the note issued by OPI	31,529	9,564	0
Net cash provided by investing activities	31,529	9,564	4,585
Cash flows from financing activities of continuing operations:
Proceeds from exercise of share options	1	10	1,107
Proceeds from borrowings	400	7,000	27,000
Cash distribution to shareholders related to acquisition of OPI	0	0	(133,665)
Repayment of borrowings	0	(31,000)	(12,000)
Net cash used in financing activities	401	(23,990)	(117,558)
Net increase (decrease) in cash and cash equivalents	1,760	(576)	(96,947)
Cash and cash equivalents at beginning of year	173	749	97,697
Effect of exchange rate changes	0	0	(1)
Cash and cash equivalents at end of year	$ 1,933	$ 173	$ 749